Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.8%)
	Linde plc	238,397	80,216
	Air Products and Chemicals Inc.	105,067	32,588
	Nucor Corp.	124,069	18,604
	Newmont Corp.	376,636	17,879
	Albemarle Corp.	55,462	15,418
	Fastenal Co.	272,754	14,050
	International Flavors & Fragrances Inc.	120,942	12,798
	LyondellBasell Industries NV Class A	121,795	10,354
	CF Industries Holdings Inc.	94,339	10,206
	Steel Dynamics Inc.	82,200	8,543
	Mosaic Co.	163,700	8,398
	FMC Corp.	59,710	7,800
	Avery Dennison Corp.	38,640	7,470
	International Paper Co.	171,579	6,369
	Westlake Corp.	15,600	1,679
			252,372
Consumer Discretionary (15.8%)
*	Amazon.com Inc.	4,220,640	407,461
*	Tesla Inc.	1,208,072	235,212
	Home Depot Inc.	490,941	159,060
	Costco Wholesale Corp.	210,465	113,493
	McDonald's Corp.	350,676	95,661
*	Walt Disney Co.	867,309	84,884
	Lowe's Cos. Inc.	303,384	64,484
	NIKE Inc. Class B	581,447	63,779
*	Netflix Inc.	207,723	63,466
	Starbucks Corp.	544,036	55,600
	TJX Cos. Inc.	557,028	44,590
*	Booking Holdings Inc.	18,981	39,470
	Target Corp.	219,731	36,710
	Dollar General Corp.	108,507	27,743
	Activision Blizzard Inc.	368,443	27,246
*	Uber Technologies Inc.	896,375	26,120
	Ford Motor Co.	1,870,066	25,994
*	O'Reilly Automotive Inc.	29,774	25,741
	Estee Lauder Cos. Inc. Class A	108,862	25,669
*	AutoZone Inc.	9,304	23,995
	Marriott International Inc. Class A	130,200	21,529
*	Chipotle Mexican Grill Inc. Class A	13,200	21,476
*	MercadoLibre Inc.	21,879	20,369
*	Lululemon Athletica Inc.	52,941	20,134
	Ross Stores Inc.	163,494	19,238

		Shares	Market Value ($000)
*	Airbnb Inc. Class A	185,200	18,916
	Hilton Worldwide Holdings Inc.	128,100	18,270
	Yum! Brands Inc.	135,075	17,379
	Electronic Arts Inc.	131,372	17,181
*	Dollar Tree Inc.	100,738	15,140
*	Aptiv plc	128,074	13,662
*	Copart Inc.	202,000	13,445
*	Warner Bros Discovery Inc.	1,118,397	12,750
	Genuine Parts Co.	65,809	12,065
	Tractor Supply Co.	53,038	12,003
	eBay Inc.	260,765	11,849
*	Ulta Beauty Inc.	24,397	11,341
	Lennar Corp. Class A	118,889	10,442
	Darden Restaurants Inc.	58,067	8,535
*	Take-Two Interactive Software Inc.	77,344	8,174
	Best Buy Co. Inc.	95,140	8,115
*	Etsy Inc.	59,844	7,905
*	Rivian Automotive Inc. Class A	246,000	7,882
	Omnicom Group Inc.	96,533	7,699
*	Expedia Group Inc.	71,814	7,673
	Garmin Ltd.	73,152	6,802
*	NVR Inc.	1,437	6,666
	LKQ Corp.	121,804	6,618
	Domino's Pizza Inc.	17,000	6,608
	Interpublic Group of Cos. Inc.	186,513	6,409
*	Royal Caribbean Cruises Ltd.	104,200	6,245
*	Burlington Stores Inc.	31,251	6,115
	Pool Corp.	18,300	6,028
	Paramount Global Inc. Class B	272,762	5,477
	VF Corp.	165,532	5,433
*	Roblox Corp. Class A	169,300	5,379
*	Coupang Inc.	274,600	5,349
*	Live Nation Entertainment Inc.	73,089	5,318
*	CarMax Inc.	76,188	5,284
*	Spotify Technology SA	66,458	5,278
	Vail Resorts Inc.	19,100	4,919
	PulteGroup Inc.	108,780	4,871
	BorgWarner Inc. (XNYS)	112,182	4,769
	Fox Corp. Class A	142,914	4,638
	Bath & Body Works Inc.	108,100	4,594
	Aramark	110,187	4,584
*,1	Carnival Corp.	452,452	4,493
	Rollins Inc.	109,800	4,440
	Advance Auto Parts Inc.	28,925	4,367
	News Corp. Class A	217,500	4,165
	Lear Corp.	28,156	4,061
	Hasbro Inc.	62,100	3,901
	Whirlpool Corp.	25,218	3,695
	Autoliv Inc.	41,545	3,673
	Gentex Corp.	110,945	3,206
*	Liberty Media Corp.- Liberty SiriusXM Class C	71,100	3,116
*	Southwest Airlines Co.	70,172	2,801
*	Delta Air Lines Inc.	75,841	2,682
	Newell Brands Inc.	178,327	2,313
[1]	Sirius XM Holdings Inc.	331,400	2,151
	Fox Corp. Class B	67,472	2,059
*,1	AMC Entertainment Holdings Inc. Class A	245,100	1,772
*	United Airlines Holdings Inc.	38,641	1,707

		Shares	Market Value ($000)
*	Liberty Media Corp.- Liberty SiriusXM Class A	38,000	1,665
*	American Airlines Group Inc.	76,894	1,110
	Lennar Corp. Class B	7,000	508
	News Corp. Class B	22,600	440
			2,165,259
Consumer Staples (6.4%)
	Procter & Gamble Co.	1,135,174	169,323
	PepsiCo Inc.	656,565	121,799
	Coca-Cola Co.	1,855,000	117,997
	CVS Health Corp.	622,012	63,371
	Mondelez International Inc. Class A	655,509	44,319
	Colgate-Palmolive Co.	392,803	30,434
	McKesson Corp.	68,776	26,250
	Archer-Daniels-Midland Co.	265,600	25,896
	General Mills Inc.	282,499	24,097
	Corteva Inc.	343,530	23,072
	Kimberly-Clark Corp.	159,632	21,651
	Sysco Corp.	240,860	20,837
*	Monster Beverage Corp.	176,241	18,128
	Hershey Co.	69,192	16,272
	Keurig Dr Pepper Inc.	406,836	15,732
	Kroger Co.	310,837	15,290
	Walgreens Boots Alliance Inc.	339,738	14,099
	Kraft Heinz Co.	331,259	13,035
	AmerisourceBergen Corp.	73,646	12,571
	McCormick & Co. Inc.	118,928	10,130
	Church & Dwight Co. Inc.	115,016	9,416
	Tyson Foods Inc. Class A	135,167	8,959
	Kellogg Co.	119,775	8,738
	Clorox Co.	58,386	8,679
	Conagra Brands Inc.	223,155	8,475
	J M Smucker Co.	48,784	7,513
	Bunge Ltd.	66,499	6,972
	Hormel Foods Corp.	135,590	6,373
	Lamb Weston Holdings Inc.	68,218	5,928
	Coca-Cola Europacific Partners plc	95,900	5,091
	Campbell Soup Co.	92,008	4,938
			885,385
Energy (0.2%)
*	Enphase Energy Inc.	62,037	19,888
*	SolarEdge Technologies Inc.	26,100	7,800
*	Plug Power Inc.	246,782	3,939
			31,627
Financials (11.4%)
	JPMorgan Chase & Co.	1,385,924	191,507
	Bank of America Corp.	3,339,533	126,401
	Goldman Sachs Group Inc.	157,885	60,967
	Charles Schwab Corp.	721,138	59,523
	S&P Global Inc.	158,102	55,778
	Morgan Stanley	594,157	55,298
	BlackRock Inc.	71,670	51,316
	Citigroup Inc.	918,500	44,465
	Chubb Ltd.	198,419	43,571
	Marsh & McLennan Cos. Inc.	237,797	41,182
	Progressive Corp.	276,949	36,599
	PNC Financial Services Group Inc.	195,846	32,953
	Aon plc Class A (XNYS)	99,774	30,758

		Shares	Market Value ($000)
	Blackstone Inc.	332,100	30,397
	CME Group Inc.	170,141	30,030
	Truist Financial Corp.	630,690	29,523
	US Bancorp	636,627	28,896
	Intercontinental Exchange Inc.	261,804	28,356
	MetLife Inc.	318,526	24,431
	American International Group Inc.	360,713	22,765
	Moody's Corp.	75,817	22,614
	Aflac Inc.	297,056	21,367
	Travelers Cos. Inc.	112,308	21,317
	Arthur J Gallagher & Co.	98,624	19,637
	Prudential Financial Inc.	177,873	19,216
	MSCI Inc. Class A	37,429	19,008
	Allstate Corp.	127,722	17,102
	Ameriprise Financial Inc.	51,204	16,997
	Bank of New York Mellon Corp.	348,375	15,990
	Apollo Global Management Inc.	217,700	15,106
	M&T Bank Corp.	82,939	14,101
	KKR & Co. Inc.	271,334	14,088
	Discover Financial Services	129,259	14,006
	State Street Corp.	173,935	13,857
	T Rowe Price Group Inc.	106,122	13,256
	Willis Towers Watson plc	51,863	12,767
	Fifth Third Bancorp	322,668	11,732
	Hartford Financial Services Group Inc.	153,024	11,686
	Nasdaq Inc.	162,968	11,157
	First Republic Bank	86,240	11,005
	Raymond James Financial Inc.	92,299	10,790
	Huntington Bancshares Inc.	679,937	10,525
	Principal Financial Group Inc.	116,772	10,472
	Regions Financial Corp.	442,883	10,279
*	Arch Capital Group Ltd.	167,847	10,056
	Citizens Financial Group Inc.	231,504	9,811
	Northern Trust Corp.	97,534	9,081
*	Markel Corp.	6,326	8,381
	FactSet Research Systems Inc.	17,972	8,290
	KeyCorp	440,573	8,287
	Broadridge Financial Solutions Inc.	55,332	8,251
	Cincinnati Financial Corp.	74,151	8,228
	W R Berkley Corp.	97,647	7,449
	Brown & Brown Inc.	112,100	6,680
*	SVB Financial Group	27,865	6,459
	Cboe Global Markets Inc.	50,100	6,355
	Everest Re Group Ltd.	18,401	6,218
	Equitable Holdings Inc.	177,621	5,638
	Globe Life Inc.	42,408	5,087
	Fidelity National Financial Inc.	125,213	5,054
	Credicorp Ltd.	32,200	4,944
	MarketAxess Holdings Inc.	17,579	4,710
	Comerica Inc.	62,104	4,455
	Annaly Capital Management Inc.	203,513	4,410
	Signature Bank	29,300	4,087
	Ally Financial Inc.	145,913	3,941
	Commerce Bancshares Inc.	52,095	3,903
	RenaissanceRe Holdings Ltd.	20,518	3,876
	Zions Bancorp NA	70,346	3,645
	Franklin Resources Inc.	134,824	3,615
	Assurant Inc.	25,162	3,226

		Shares	Market Value ($000)
	Lincoln National Corp.	80,610	3,139
	Voya Financial Inc.	46,208	3,049
	SEI Investments Co.	48,551	3,024
	AGNC Investment Corp.	247,110	2,469
	CNA Financial Corp.	12,700	541
			1,559,150
Health Care (16.3%)
	UnitedHealth Group Inc.	444,166	243,296
	Eli Lilly & Co.	400,170	148,495
	AbbVie Inc.	839,539	135,317
	Pfizer Inc.	2,684,523	134,575
	Merck & Co. Inc.	1,201,603	132,321
	Thermo Fisher Scientific Inc.	185,685	104,024
	Abbott Laboratories	815,268	87,707
	Danaher Corp.	307,601	84,101
	Bristol-Myers Squibb Co.	1,012,187	81,258
	Amgen Inc.	253,365	72,564
	Elevance Health Inc.	114,409	60,971
	Gilead Sciences Inc.	595,660	52,317
	Medtronic plc	634,226	50,129
	Cigna Corp.	142,022	46,710
*	Intuitive Surgical Inc.	169,812	45,915
	Stryker Corp.	166,652	38,978
*	Vertex Pharmaceuticals Inc.	121,337	38,391
*	Regeneron Pharmaceuticals Inc.	49,214	36,994
	Zoetis Inc.	223,427	34,439
	Becton Dickinson and Co.	134,680	33,581
	Humana Inc.	59,980	32,983
*	Boston Scientific Corp.	676,926	30,644
*	Moderna Inc.	160,289	28,196
	HCA Healthcare Inc.	103,890	24,956
*	Centene Corp.	269,599	23,469
*	Edwards Lifesciences Corp.	292,976	22,632
	Agilent Technologies Inc.	142,214	22,040
*	DexCom Inc.	185,660	21,589
*	Biogen Inc.	69,136	21,098
*	IQVIA Holdings Inc.	87,898	19,164
*	IDEXX Laboratories Inc.	39,570	16,852
*	Illumina Inc.	74,563	16,261
	ResMed Inc.	68,482	15,765
	Baxter International Inc.	238,780	13,498
*	Alnylam Pharmaceuticals Inc.	57,205	12,619
*	Veeva Systems Inc. Class A	66,100	12,583
	Zimmer Biomet Holdings Inc.	99,416	11,940
*	Horizon Therapeutics plc	106,296	10,660
	Cardinal Health Inc.	129,113	10,351
	Laboratory Corp. of America Holdings	42,822	10,307
*	Insulet Corp.	32,665	9,779
*	Molina Healthcare Inc.	27,200	9,160
*	Hologic Inc.	116,633	8,883
*	BioMarin Pharmaceutical Inc.	87,314	8,817
	STERIS plc	47,231	8,773
	Quest Diagnostics Inc.	55,428	8,416
	PerkinElmer Inc.	59,737	8,347
	West Pharmaceutical Services Inc.	35,100	8,237
*	ICON plc	38,100	8,208
*	ABIOMED Inc.	21,152	7,991
*	Seagen Inc.	64,337	7,810

		Shares	Market Value ($000)
	Royalty Pharma plc Class A	174,200	7,660
*	Align Technology Inc.	37,220	7,320
	Cooper Cos. Inc.	23,019	7,282
*	Incyte Corp.	86,556	6,896
*	Avantor Inc.	289,624	6,453
	Viatris Inc.	575,013	6,342
	Bio-Techne Corp.	73,600	6,255
*	Charles River Laboratories International Inc.	23,900	5,463
	Teleflex Inc.	22,200	5,197
*	Henry Schein Inc.	64,036	5,182
*	Jazz Pharmaceuticals plc	28,854	4,527
*	Bio-Rad Laboratories Inc. Class A	10,586	4,390
*	Catalent Inc.	80,800	4,051
	Universal Health Services Inc. Class B	30,007	3,926
*	Novocure Ltd.	49,058	3,770
*	Exact Sciences Corp.	82,624	3,714
*	Masimo Corp.	22,458	3,255
	Organon & Co.	120,524	3,136
	DENTSPLY SIRONA Inc.	101,699	3,077
*	Elanco Animal Health Inc. (XNYS)	211,637	2,724
*	DaVita Inc.	26,647	1,965
			2,236,696
Industrials (10.3%)
	Visa Inc. Class A	781,936	169,680
	Mastercard Inc. Class A	408,979	145,760
	Accenture plc Class A	300,649	90,474
	United Parcel Service Inc. Class B (XNYS)	348,760	66,170
	Union Pacific Corp.	297,861	64,764
	Caterpillar Inc.	250,406	59,199
	Deere & Co.	133,249	58,763
	Automatic Data Processing Inc.	198,151	52,340
	American Express Co.	285,635	45,013
*	PayPal Holdings Inc.	549,287	43,070
	Illinois Tool Works Inc.	148,409	33,759
	CSX Corp.	1,014,789	33,173
*	Fiserv Inc.	279,298	29,148
	Sherwin-Williams Co.	113,472	28,275
	Johnson Controls International plc	329,914	21,920
	Fidelity National Information Services Inc.	289,406	21,005
	FedEx Corp.	113,938	20,762
	Trane Technologies plc	110,660	19,744
	Cintas Corp.	41,072	18,966
	Paychex Inc.	152,910	18,965
	Capital One Financial Corp.	180,650	18,650
	PACCAR Inc.	161,875	17,144
*	Block Inc. (XNYS)	250,475	16,975
	DuPont de Nemours Inc.	237,684	16,759
*	Mettler-Toledo International Inc.	10,673	15,685
*	Keysight Technologies Inc.	84,976	15,371
	Rockwell Automation Inc.	55,068	14,550
	Old Dominion Freight Line Inc.	47,633	14,414
	Global Payments Inc.	130,434	13,536
	Verisk Analytics Inc. Class A	73,605	13,522
	Vulcan Materials Co.	62,806	11,514
	Equifax Inc.	57,600	11,369
	Martin Marietta Materials Inc.	29,490	10,808
	Ingersoll Rand Inc.	192,506	10,390
*	Waters Corp.	28,409	9,847

		Shares	Market Value ($000)
	Dover Corp.	68,207	9,682
	Xylem Inc.	84,953	9,545
	Expeditors International of Washington Inc.	77,276	8,969
	Westinghouse Air Brake Technologies Corp.	85,801	8,674
	Synchrony Financial	227,653	8,555
	IDEX Corp.	36,000	8,550
*	Fair Isaac Corp.	11,979	7,424
	JB Hunt Transport Services Inc.	39,551	7,273
*	Trimble Inc.	118,350	7,071
*	FleetCor Technologies Inc.	34,551	6,779
*	Zebra Technologies Corp. Class A	24,479	6,616
	Jack Henry & Associates Inc.	34,344	6,503
	Snap-on Inc.	24,919	5,996
	Packaging Corp. of America	43,720	5,941
	CH Robinson Worldwide Inc.	57,997	5,812
	TransUnion	91,300	5,759
	Stanley Black & Decker Inc.	70,049	5,724
*	Bill.com Holdings Inc.	46,300	5,575
	Masco Corp.	106,920	5,429
	Allegion plc	41,390	4,704
	Westrock Co.	120,000	4,550
	Robert Half International Inc.	51,107	4,026
	Fortune Brands Home & Security Inc.	60,933	3,981
*	Generac Holdings Inc.	29,600	3,123
	Western Union Co.	182,727	2,679
*	Mohawk Industries Inc.	24,794	2,512
*	XPO Logistics Inc.	48,737	1,882
*	RXO Inc.	48,737	926
			1,415,744
Real Estate (3.2%)
	Prologis Inc.	436,737	51,443
	American Tower Corp.	220,134	48,705
	Equinix Inc.	43,075	29,750
	Crown Castle Inc.	204,656	28,945
	Public Storage	74,074	22,071
	Realty Income Corp.	293,006	18,480
	Simon Property Group Inc.	154,600	18,465
	Welltower Inc.	220,030	15,629
	SBA Communications Corp. Class A	50,565	15,134
	Digital Realty Trust Inc.	134,514	15,127
*	CoStar Group Inc.	186,320	15,099
*	CBRE Group Inc. Class A	151,801	12,083
	Alexandria Real Estate Equities Inc.	76,831	11,956
	AvalonBay Communities Inc.	66,165	11,572
	Equity Residential	175,514	11,384
	Extra Space Storage Inc.	62,800	10,091
	Invitation Homes Inc.	289,258	9,439
	Mid-America Apartment Communities Inc.	54,426	8,974
	Ventas Inc.	189,739	8,829
	Sun Communities Inc.	57,644	8,468
	Iron Mountain Inc.	136,924	7,439
	WP Carey Inc.	90,682	7,146
	Essex Property Trust Inc.	30,772	6,782
	Healthpeak Properties Inc.	255,950	6,721
	Kimco Realty Corp.	286,344	6,563
	UDR Inc.	153,646	6,372
	Host Hotels & Resorts Inc.	335,800	6,360
	Equity LifeStyle Properties Inc.	84,299	5,599

		Shares	Market Value ($000)
	Regency Centers Corp.	81,002	5,381
	Boston Properties Inc.	74,367	5,360
	Federal Realty Investment Trust	37,924	4,213
*	Zillow Group Inc. Class C	78,317	2,974
	Vornado Realty Trust	83,458	2,111
*	Zillow Group Inc. Class A	24,450	914
			445,579
Technology (30.7%)
	Apple Inc.	7,260,058	1,074,706
	Microsoft Corp.	3,552,707	906,438
*	Alphabet Inc. Class A	2,854,140	288,240
*	Alphabet Inc. Class C	2,567,120	260,434
	NVIDIA Corp.	1,144,580	193,697
*	Meta Platforms Inc. Class A	1,089,497	128,670
	Broadcom Inc.	187,672	103,413
	Texas Instruments Inc.	437,484	78,948
*	Adobe Inc.	223,894	77,228
*	Salesforce Inc.	456,660	73,180
	QUALCOMM Inc.	531,613	67,244
	Oracle Corp.	717,764	59,596
*	Advanced Micro Devices Inc.	766,388	59,495
	Intel Corp.	1,941,676	58,386
	Intuit Inc.	130,775	53,303
	Applied Materials Inc.	411,995	45,155
*	ServiceNow Inc.	94,984	39,542
	Lam Research Corp.	64,929	30,671
	Micron Technology Inc.	522,707	30,134
	KLA Corp.	67,301	26,459
*	Synopsys Inc.	72,280	24,542
*	Palo Alto Networks Inc.	139,470	23,696
*	Cadence Design Systems Inc.	129,375	22,258
	NXP Semiconductors NV	124,458	21,885
*	Autodesk Inc.	103,162	20,834
*	Snowflake Inc. Class A	145,400	20,778
	Microchip Technology Inc.	255,064	20,198
	Marvell Technology Inc.	402,244	18,712
*	Fortinet Inc.	305,900	16,262
*	Workday Inc. Class A	93,687	15,730
*	ON Semiconductor Corp.	205,700	15,469
	Cognizant Technology Solutions Corp. Class A	246,857	15,357
	HP Inc.	490,766	14,743
*	Gartner Inc.	36,358	12,739
	Corning Inc.	358,000	12,218
	CDW Corp.	64,045	12,081
*	Crowdstrike Holdings Inc. Class A	99,644	11,723
	Hewlett Packard Enterprise Co.	615,567	10,329
*	VMware Inc. Class A	84,449	10,260
*	EPAM Systems Inc.	26,079	9,612
*	Datadog Inc. Class A	125,703	9,526
*	Zoom Video Communications Inc. Class A	119,731	9,031
*	VeriSign Inc.	44,507	8,893
*	Atlassian Corp Ltd. Class A	64,900	8,538
*	Paycom Software Inc.	24,300	8,240
	Monolithic Power Systems Inc.	21,472	8,201
	Skyworks Solutions Inc.	76,157	7,282
*	Akamai Technologies Inc.	74,327	7,051
	NetApp Inc.	104,165	7,043
*	Pinterest Inc. Class A	276,513	7,029

		Shares	Market Value ($000)
	Teradyne Inc.	74,300	6,943
*	DoorDash Inc. Class A	118,600	6,908
*	Tyler Technologies Inc.	19,479	6,676
*	HubSpot Inc.	21,579	6,539
*	Cloudflare Inc. Class A	132,503	6,511
*	Palantir Technologies Inc. Class A	856,500	6,424
*	PTC Inc.	49,900	6,348
*	Check Point Software Technologies Ltd.	47,458	6,304
	Gen Digital Inc.	271,069	6,224
*	Splunk Inc.	76,282	5,926
*	GoDaddy Inc. Class A	74,200	5,871
	SS&C Technologies Holdings Inc.	105,900	5,693
*	Western Digital Corp.	148,798	5,468
*	Zscaler Inc.	39,458	5,266
	Amdocs Ltd.	57,125	5,076
*	Qorvo Inc.	48,900	4,853
*	Flex Ltd.	215,100	4,728
*	MongoDB Inc. Class A	30,900	4,718
*,1	Unity Software Inc.	117,700	4,650
	Seagate Technology Holdings plc	87,674	4,644
*	Ceridian HCM Holding Inc.	64,689	4,427
*	DocuSign Inc. Class A	93,831	4,417
*	F5 Inc.	28,295	4,375
*	Twilio Inc. Class A	81,220	3,981
*	Okta Inc.	70,858	3,778
*	ZoomInfo Technologies Inc. Class A	130,400	3,729
*	Arrow Electronics Inc.	30,188	3,283
*	UiPath Inc. Class A	176,300	2,198
*	Clarivate plc	222,946	2,183
*,2	Yandex NV Class A	149,782	—
			4,213,340
Telecommunications (3.2%)
	Cisco Systems Inc.	1,975,998	98,247
	Verizon Communications Inc.	1,994,313	77,738
	Comcast Corp. Class A	2,077,806	76,131
	AT&T Inc.	3,397,158	65,497
*	T-Mobile US Inc.	282,636	42,808
	Motorola Solutions Inc.	78,030	21,240
*	Charter Communications Inc. Class A	52,491	20,539
*	Arista Networks Inc.	116,628	16,246
	Juniper Networks Inc.	151,225	5,027
*	Roku Inc.	56,600	3,361
*	Liberty Global plc Class C	138,600	2,866
	Lumen Technologies Inc.	488,900	2,674
*	Liberty Global plc Class A	72,200	1,450
	Ubiquiti Inc.	2,900	870
			434,694
Utilities (0.5%)
	Waste Management Inc.	196,862	33,018
	Republic Services Inc. Class A	97,749	13,616
	American Water Works Co. Inc.	86,341	13,103
	Atmos Energy Corp.	65,310	7,850
			67,587
Total Common Stocks (Cost $9,368,517)			13,707,433

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.877% (Cost $17,618)	176,219	17,620
Total Investments (99.9%) (Cost $9,386,135)			13,725,053
Other Assets and Liabilities—Net (0.1%)			8,371
Net Assets (100%)			13,733,424
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,382,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,749,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	158	32,242	1,320
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,707,433	—	—	13,707,433
Temporary Cash Investments	17,620	—	—	17,620
Total	13,725,053	—	—	13,725,053
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,320	—	—	1,320
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.